Employee benefits and sharebased payments	12 Months Ended
Jun. 30, 2025
Employee benefits and sharebased payments
Employee benefits and share-based payments

31.           Employee benefits and share-based payments

Incentive Plan

In September 2011, the Group established a share-based incentive plan aimed at certain employees, directors, and members of the senior management of IRSA and Cresud. Under this plan, during fiscal years 2011, 2012, and 2013, the beneficiaries were entitled to receive shares of IRSA and Cresud based on a percentage of their annual bonus, subject to the fulfillment of certain conditions, including the requirement to remain employed for at least five years.

These shares are classified as treasury stock of IRSA and Cresud and are transferred to the beneficiaries who have met the required conditions once they leave the Company, provided that their termination is not for just cause by the Company. Nevertheless, until such termination occurs, the beneficiaries are entitled to the economic rights of said shares, while the political rights are exercised by the trust holding ownership of the assigned shares.

The evolution of the shares allocated to the plan’s beneficiaries and delivered during fiscal years 2025, 2024, and 2023 is as follows:

	06.30.2025	06.30.2024	06.30.2023
At the beginning	2,824,904	3,214,409	3,583,343
Delivered	(147,122)	(389,505)	(368,934)
At the end	2,677,782	2,824,904	3,214,409

The fair value determined at the time of granting the plan after obtaining all the corresponding authorizations was ARS 23.5 per share of IRSA and ARS 16.45 per share of Cresud. This fair value was estimated by taking into account the market price of the shares of the Company on said date.

Defined contribution plan

The Group operates a defined contribution plan (the “Plan”) which covers certain selected managers from Argentina. The Plan was effective as from January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary (“Base Contributions”) and up to 15% of their annual bonus (“Extraordinary Contributions”). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions.

All contributions are invested in funds administered outside of the Group. Participants or their assignees, as the case may be, will have access to the 100% of the Company contributions under the following circumstances:

(i)     ordinary retirement in accordance with applicable labor regulations;

(ii)    total or permanent incapacity or disability;

(iii)    death.

In case of resignation or termination without fair cause, the manager will receive the Group’s contribution only if he or she has participated in the Plan for at least 5 years. Starting from July 1, 2023, contributions will only be made at 100% of the Basic Contributions.

On July 1, 2023, a new ILP plan came into effect, which covers certain key positions. This is a compensation plan in which participants are entitled to receive a defined contribution if the objectives set by the company for the next three fiscal years are achieved. To receive the contribution, beneficiaries are required to remain with the Company until the end of the program on June 30, 2026, and meet the objectives.

Contributions made by the Group under the Plan amount to ARS 3,970 and ARS 2,717 for the fiscal years ended June 30, 2025 and 2024, respectively.

Employee long-term incentive - BrasilAgro

On October 2, 2017, the General Shareholders' Meeting of BrasilAgro approved the creation of a long-term share-based incentive plan (“ILPA Plan”). Under the terms of the ILPA Plan, participants are entitled to receive a specified number of shares if they remain with the Company during the consolidation period and meet certain key performance indicators (“KPIs”).

The ILPA Plan provides that the Board of Directors has broad powers to implement it. The shares granted under the ILPA Plan cannot, at any time, exceed the cumulative limit of 2% of the shares issued by the Company.

Shares are granted if participants remain with the Company until the end of the consolidation period and meet certain KPIs. The valuation of the AGRO3 share price is one of the pillars of the program, and if a minimum percentage is not achieved, participants will not be entitled to receive shares. If the share price KPI is met, the number of shares granted will be divided into three ranges based on the level of achievement of the other three KPIs, adjusted for dividends per share distributed during the consolidation period. The performance indicators also include, in addition to the AGRO3 share price, operating profitability, land sales, and resource capitalization.

Continuing with the share-based compensation program, on July 1, 2023, the third ILPA Plan was initiated, with a fair value of the benefit estimated between BRL 13.34 and BRL 15.94 per share, depending on the participant’s profile, with a term of three years. For the determination of the fair value of the benefit, the AGRO3 share price at the grant date was considered, and the probable price range at the end of the consolidation period was projected. Expenses are adjusted based on this review, and the effects are recognized prospectively.

The ILPA Plan is accounted for in accordance with IFRS 2, as the Company receives services from participants and, in return, agrees to deliver its own shares. As of June 30, 2025, the accumulated expenses under the Plan amounted to BRL 3 million.